Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Long-Term Assets [Abstract]
Schedule of Other Long-Term Assets
	December 31,	December 31,
	2024	2023
Prepayments for land use right (i)	$3,541,137	3,738,418
Right - of - use asset (ii)	6,519,396	5,889,690
Others	112,650	365,022
Total other long-term asset	$10,173,183	$9,993,130

(i)	As of December 31, 2024 and December 31, 2023, the Company’s other long term assets included net value of prepayments for land use right of Hainan facility of $3,541,137 and $3,738,418, respectively. As of December 31, 2024, the land use right of Hainan was not recognized since the land certificate is still in process. The amortization expense for the year ended December 31, 2024, 2023 and 2022 were $81,882, $83,196 and $87,453, respectively.

(ii)	As of December 31, 2024 and December 31, 2023, the Company’s operating lease right-of-use assets in other long term assets included net value of land use right of Jinhua facility acquired in October 2020 and Jiangxi facility acquired in October 2021 of $5,161,944 and $5,443,448, respectively, as well as the amount of $216,159 and $446,242 related to the lease of Hangzhou office starting January 1, 2022, and the amount of $1,141,293 and $0 related to the lease of Texas warehouse starting June 20, 2024. The amortization expense of land use right of Jinhua facility and Jiangxi facility for the year ended December 31, 2024, 2023 and 2022 were $113,384, $115,204 and $121,099, respectively.